M Fund, Inc. (the “Corporation”)

Supplement dated December 14, 2021 to the

Statement of Additional Information of the Corporation,

dated May 1, 2021

Effective November 19, 2021, Dean Beckley, formerly Chief Information Security Officer of the Corporation and Director, Cybersecurity & IT Operations of M Financial Group has departed M Financial Group. Accordingly, all references to Dean Beckley should be deleted from the Statement of Additional Information dated May 1, 2021, effective November 19, 2021.

Please retain this Supplement for future reference.